FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Other investments	$ 5,135	$ 10,035	$ 11,200
Deferred share units	2,048	$ 3,375
Total [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	6,608
Other investments	5,135
Total financial assets	11,743
Deferred share units	2,048
Share appreciation rights	43
Total financial liabilities	2,091
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	5,049
Total financial assets	5,049
Deferred share units	2,048
Share appreciation rights	0
Total financial liabilities	2,048
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	6,608
Other investments	0
Total financial assets	6,608
Deferred share units	0
Share appreciation rights	43
Total financial liabilities	43
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0
Other investments	86
Total financial assets	86
Deferred share units	0
Share appreciation rights	0
Total financial liabilities	$ 0